UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2002

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Citizens Advisers Inc.
Address:  230 Commerce Way
          Suite 300
          Portsmouth, NH   03801

Form 13F File Number: 28-04929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ann L. Murphy
Title:   Manager Investment Operations
Phone:   603-436-1513 x 3608

Signature, Place, and Date of Signing:
Ann L. Murphy                    Portsmouth, NH             5/8/2002
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	13F File Number	Name

	28-06450	      Seneca Capital Management LLC
      28-00399          State Street Corporation

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 167

Form 13F Information Table Value Total: $ 566,526
                                           (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

















Value
Shares/
Invstmt
Other
Voting Authority
Name of Issuer
Title of class
CUSIP
(x$1000)
Prn Amt
Dscretn
Managers
Sole
Shared
None
AOL Time Warner Inc.
COM
00184A105
15846
670003
Sole

670003


AT&T Corporation
COM
001957109
785
50000
Sole

50000


AT&T Wireless Services Inc.
COM
00209A106
478
53436
Sole

53436


Actavision, Inc.
COM
004930202
473
15860
Sole

15860


AdvancePCS
COM
00790K109
298
9920
Sole

9920


Advent Software, Inc.
COM
007974108
340
5750
Sole

5750


Affiliated Managers Group
COM
008252108
432
6010
Sole

6010


Air Products & Chemicals Inc.
COM
009158106
1851
35832.8
Sole

35832.8


American Eagle Outfitters
COM
02553E106
451
18200
Sole

18200


American International Group
COM
026874107
10296
142723
Sole

142723


American Italian Pasta
COM
027070101
238
5240
Sole

5240


American Standard Companies In
COM
029712106
6437
90980
Sole

90980


Amgen Inc.
COM
031162100
9952
166750
Sole

166750


Anadarko Petroleum
COM
032511107
6644
117710
Sole

117710


Apache Corporation
COM
037411105
5396
94867
Sole

94867


Applied Materials Inc.
COM
038222105
6929
127670
Sole

127670


Arrow Electronics Inc.
COM
042735100
507
18110
Sole

18110


Avon Products Inc.
COM
054303102
6456
118857
Sole

118857


Baker Hughes Incorporated
COM
057224107
5213
136290
Sole

136290


Banc One Corporation
COM
06423A103
710
17000
Sole

17000


Bank of America Corporation
COM
060505104
10665
156790
Sole

156790


Barnes & Noble Inc.
COM
067774109
412
13300
Sole

13300


Bay View Capital Corporation
COM
07262L101
445
65000
Sole

65000


Bed Bath & Beyond Inc
COM
075896100
8024
237750
Sole

237750


Bellsouth Corporation
COM
079860102
4944
134130
Sole

134130


Best Buy & Company Inc.
COM
086516101
10642
134370
Sole

134370


Borders Group, Inc.
COM
099709107
270
11300
Sole

11300


Boston Scientific Corporation
COM
101137107
627
25000
Sole

25000


Bristol-Myers Squibb Company
COM
110122108
810
20000
Sole

20000


Brocade Communications
COM
111621108
5509
204030
Sole

204030


Burlington Resources Inc.
COM
122014103
3898
97230
Sole

97230


Callaway Golf Company
COM
131193104
483
25090
Sole

25090


Calpine Corporation
COM
131347106
957
75350
Sole

75350


Cardinal Health Inc.
COM
14149Y108
5253
74095
Sole

74095


Cendant Corporation
COM
151313103
768
40000
Sole

40000


Cephalon Inc.
COM
156708109
660
10480
Sole

10480


Charming Shoppes
COM
161133103
402
50710
Sole

50710


Chico'S Fas Inc.
COM
168615102
206
6105
Sole

6105


Christopher & Banks Corporatio
COM
171046105
264
8030
Sole

8030


Cisco Systems Inc.
COM
17275R102
6878
406250
Sole

406250


Citigroup Inc.
COM
172967101
20048
404839
Sole

404839


Clear Channel Communications
COM
184502102
8139
158309
Sole

158309


Coach, Inc.
COM
189754104
211
4170
Sole

4170


Comcast Corporation
COM
200300200
9886
310878
Sole

310878


Computer Associates Internatio
COM
204912109
766
35000
Sole

35000


Conoco Inc.
COM
208251504
5132
175880
Sole

175880


Copart Inc.
COM
217204106
431
24000
Sole

24000


Costco Wholesale Corporation
COM
22160K105
7482
187890
Sole

187890


Cox Communications Inc.
COM
224044107
7591
201670
Sole

201670


Cullen/Frost Bankers
COM
229899109
274
7650
Sole

7650


Dell Computer Corporation
COM
247025109
10686
409285
Sole

409285


Digital Lightwave Inc.
COM
253855100
530
85000
Sole

85000


Duane Reade Inc.
COM
263578106
849
25000
Sole

25000


EMC Corporation
COM
268648102
477
40000
Sole

40000


ESS Technology, Inc.
COM
269151106
432
20810
Sole

20810


East-West Bancorp Inc.
COM
27579R104
262
8960
Sole

8960


El Paso Corporation
COM
28336L109
5230
118773
Sole

118773


Electronic Arts Inc.
COM
285512109
5251
86370
Sole

86370


Eli Lilly and Company
COM
532457108
290
3810
Sole

3810


Emerson Electric Co.
COM
291011104
3815
66480
Sole

66480


Entravision Comm
COM
29382R107
315
21310
Sole

21310


Equity Office Products Trust
COM
294741103
1901
63380
Sole

63380


Expeditors Intl Wash
COM
302130109
355
5820
Sole

5820


Federal National Mortgage Asso
COM
313586109
12596
157687
Sole

157687


Fedex Corporation
COM
31428X106
5397
92900
Sole

92900


First Data Corp
COM
319963104
5384
61710
Sole

61710


First Horizon Pharmaceuticals
COM
32051K106
478
21370
Sole

21370


Gannett Company, Inc.
COM
364730101
5249
68980
Sole

68980


Gap Inc.
COM
364760108
827
55000
Sole

55000


Genesis Microchip Inc.
COM
37184C103
258
9920
Sole

9920


Genzyme Corporation
COM
372917104
4425
101320
Sole

101320


Goldman Sachs Group Inc.
COM
38141G104
6759
74890
Sole

74890


Graco Inc.
COM
384109104
211
5170
Sole

5170


Harley-Davidson Inc.
COM
412822108
5423
98373.1
Sole

98373.1


Harman International
COM
413086109
444
9000
Sole

9000


Home Depot Inc.
COM
437076102
8097
166565
Sole

166565


Hon Inds Inc
COM
438092108
248
8730
Sole

8730


Household International
COM
441815107
5014
88268.1
Sole

88268.1


Illinois Tool Works
COM
452308109
3456
47767.2
Sole

47767.2


Insituform Technologies, Inc.
COM
457667103
438
17340
Sole

17340


Integra Lifesciences
COM
457985208
266
9450
Sole

9450


Intel Corporation
COM
458140100
15100
496553
Sole

496553


Intermagnetics General Corpora
COM
458771102
249
9140
Sole

9140


International Business Machine
COM
459200101
8341
80200
Sole

80200


Investment Technology Group
COM
46145F105
222
4210
Sole

4210


Johnson & Johnson
COM
478160104
18523
285195
Sole

285195


King Pharmaceuticals Inc.
COM
495582108
5175
147822
Sole

147822


Kohls Corporation
COM
500255104
10925
153550
Sole

153550


Kroger Company
COM
501044101
7773
350770
Sole

350770


Lehman Brothers Holdings Inc.
COM
524908100
6443
99680
Sole

99680


Lennox International Inc.
COM
526107107
448
33900
Sole

33900


Lincoln National Corporation
COM
534187109
609
12000
Sole

12000


Linens 'N Things Inc.
COM
535679104
377
12360
Sole

12360


Lowe's Companies
COM
548661107
7883
181264
Sole

181264


Lucent Technologies Inc.
COM
549463107
568
120000
Sole

120000


MBNA Corporation
COM
55262L100
5179
134278
Sole

134278


Marsh & McLennan Cos
COM
571748102
6556
58150
Sole

58150


Medimmune Inc.
COM
584699102
2349
59730
Sole

59730


Medtronic Inc.
COM
585055106
5301
117246
Sole

117246


Mellon Bank Corporation
COM
58551A108
5063
131197
Sole

131197


Micron Technology Inc.
COM
595112103
4643
141120
Sole

141120


Microsoft Corporation
COM
594918104
21834
362030
Sole

362030


Mueller Industries, Inc.
COM
624756102
302
8620
Sole

8620


NABI Biopharmaceuticals
COM
629519109
238
38580
Sole

38580


NDCHealth Corporation
COM
639480102
233
6390
Sole

6390


Nationwide Financial Services
COM
638612101
706
16500
Sole

16500


NetIQ Corporation
COM
64115P102
243
11140
Sole

11140


Newfield Exploration Company
COM
651290108
255
6890
Sole

6890


Nortel Networks Corporation
COM
656568102
247
55000
Sole

55000


O'Reilly Automotive Inc
COM
686091109
422
13370
Sole

13370


Pepsico Inc.
COM
713448108
5592
108590
Sole

108590


Pfizer Inc
COM
717081103
21854
549930
Sole

549930


Philadelphia Suburban Corporat
COM
718009608
218
9274
Sole

9274


Photronics, Inc.
COM
719405102
201
5960
Sole

5960


Pier One Imports
COM
720279108
257
12480
Sole

12480


Pitney Bowes Inc.
COM
724479100
1657
38718.2
Sole

38718.2


Planar Systems, Inc.
COM
726900103
277
10560
Sole

10560


Praxair Inc.
COM
74005P104
1515
25336.4
Sole

25336.4


Province Healthcare Co
COM
743977100
244
7670
Sole

7670


Qualcomm Inc.
COM
747525103
5596
148670
Sole

148670


Respironics, Inc.
COM
761230101
390
12030
Sole

12030


Roper Industries, Inc.
COM
776696106
316
6350
Sole

6350


Roxio Inc.
COM
780008108
295
13020
Sole

13020


Ruby Tuesday, Inc.
COM
781182100
467
20080
Sole

20080


Russell Corp Com
COM
782352108
389
26080
Sole

26080


SBC Communications Inc.
COM
78387G103
8433
225240
Sole

225240


Safeway, Inc.
COM
786514208
3360
74630
Sole

74630


Schering-Plough Corporation
COM
806605101
626
20000
Sole

20000


Sicor Inc.
COM
825846108
227
13290
Sole

13290


Sola International Inc.
COM
834092108
294
20000
Sole

20000


Southwest Airlines
COM
844741108
2308
119266
Sole

119266


Southwest Bancorp
COM
84476R109
259
7760
Sole

7760


Sprint Corporation-FON Group
COM
852061100
306
20000
Sole

20000


St Jude Medical Inc.
COM
790849103
4939
64020
Sole

64020


State Street Corporation
COM
857477103
5102
92127.1
Sole

92127.1


Steris Corporation
COM
859152100
269
12900
Sole

12900


Sun Microsystems Inc.
COM
866810104
131
14800
Sole

14800


Sysco Corporation
COM
871829107
6680
223996
Sole

223996


Target Corporation
COM
87612E106
8447
195890
Sole

195890


Tenet Healthcare Corporation
COM
88033G100
5318
79350
Sole

79350


Texas Instruments
COM
882508104
5169
156164
Sole

156164


The Allstate Corporation
COM
020002101
812
21500
Sole

21500


The Bear Stearns Companies Inc
COM
073902108
784
12500
Sole

12500


The Limited Inc.
COM
532716107
716
40000
Sole

40000


Therasense, Inc.
COM
883381105
236
12510
Sole

12510


Thoratec Corp.
COM
885175307
217
19800
Sole

19800


USA Education Inc.
COM
90390U102
5339
54591.1
Sole

54591.1


Ucbh Holdings Inc
COM
90262T308
258
7160
Sole

7160


Unisys Corporation
COM
909214108
758
60000
Sole

60000


United Natural Foods Inc.
COM
911163103
230
9230
Sole

9230


United Stationers, Inc.
COM
913004107
274
7200
Sole

7200


UnitedHealth Group Incorporate
COM
91324P102
5362
70170
Sole

70170


Universal Compression Holdings
COM
913431102
209
7910
Sole

7910


Urs Corp.
COM
903236107
417
13160
Sole

13160


Utstarcom Inc.
COM
918076100
318
12130
Sole

12130


Valassis Communications
COM
918866104
238
6150
Sole

6150


Veritas Software Corporation
COM
923436109
2732
62330
Sole

62330


Verizon Communications
COM
92343V104
7622
165342
Sole

165342


Viacom Inc.
COM
925524308
9996
206662
Sole

206662


Walgreen Company
COM
931422109
2640
67369.4
Sole

67369.4


Waste Connections Inc.
COM
941053100
407
12140
Sole

12140


Watson Pharmaceuticals Inc.
COM
942683103
677
25000
Sole

25000


West Marine, Inc.
COM
954235107
425
21020
Sole

21020


WorldCom Inc.
COM
98157D106
573
85000
Sole

85000


XTO Energy Inc.
COM
98385X106
282
14080
Sole

14080


Xoma Ltd.
COM
G9825R107
163
18960
Sole

18960


Precise Software
COM
M41450103
328
14100
Sole

14100


REPORT SUMMARY
167
DATA RECORDS
566526















